UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

         Gemini Fund Services, LLC., 450 Wireless Boulevard; Hauppauge,

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

07/31

Date of reporting period:  04/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Generations Multi-Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2012
	Shares	Market Value

COMMON STOCKS - 94.27%
BANKS - 6.94%
State Street Corp.	50,500	$ 2,334,110
US Bancorp	77,000	2,477,090
		4,811,200
BEVERAGES - 3.43%
PepsiCo, Inc.	36,000	2,376,000

CHEMICALS - 2.43%
Ecolab, Inc.	26,500	1,687,785

COMMERCIAL SERVICES - 2.99%
Paychex, Inc.	67,000	2,075,660

COMPUTERS - 3.87%
Accenture PLC - Cl. A	26,500	1,721,175
Hewlett-Packard Co.	39,000	965,640
		2,686,815
COSMETICS / PERSONAL CARE - 6.87%
Colgate-Palmolive Co.	25,000	2,473,500
Procter & Gamble Co.	36,000	2,291,040
		4,764,540
DISTRIBUTION / WHOLESALE - 1.28%
Fastenal Co.	19,000	889,580

DIVERSIFIED FINANANCIAL SERVICES - 2.27%
T. Rowe Price Group, Inc.	25,000	1,577,875

ELECTRONICS - 1.94%
Flextronics International Ltd. *	202,000	1,348,350

ENGINEERING & CONSTRUCTION - 5.32%
Fluor Corp.	32,000	1,848,000
Jacobs Engineering Group, Inc. *	42,000	1,840,860
		3,688,860
ENVIRONMENTAL CONTROL - 2.18%
Stericycle, Inc. *	17,500	1,515,500

FOOD - 2.86%
McCormick & Co., Inc.	35,500	1,984,805

HEALTHCARE-PRODUCTS - 3.07%
Stryker Corp.	39,000	2,128,230

INSURANCE - 3.05%
Aflac, Inc.	47,000	2,116,880

MEDIA - 3.48%
Walt Disney Co.	56,000	2,414,160

MISCELLANEOUS MANUFACTURING - 1.41%
Danaher Corp.	18,000	975,960

OIL & GAS - 9.83%
Exxon Mobil Corp.	28,500	2,460,690
Helmerich & Payne, Inc.	25,000	1,284,750
Noble Corp. *	41,500	1,579,490
Petroleo Brasileiro SA - ADR	63,500	1,495,107
		6,820,037
OIL & GAS SERVICES - 2.62%
Schlumberger Ltd.	24,500	1,816,430

PHARMACEUTICALS - 8.99%
Express Scripts, Inc. *	37,000	2,064,230
Johnson & Johnson	37,000	2,408,330
Teva Pharmaceutical Industries Ltd. - ADR	38,500	1,761,953
		6,234,513
RETAIL - 3.35%
Wal-Mart Stores, Inc.	3,000	176,730
Yum! Brands, Inc.	29,500	2,145,535
		2,322,265
SEMICONDUCTORS - 5.86%
Applied Materials, Inc.	166,000	1,990,340
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	133,000	2,072,140
		4,062,480
SOFTWARE - 8.74%
Autodesk, Inc. *	43,000	1,692,910
Intuit, Inc.	39,500	2,289,815
Microsoft Corp.	65,000	2,081,300
		6,064,025
TELECOMMUNICATIONS - 0.24%
Nokia OYJ - ADR	45,000	164,250

TRANSPORTATION - 1.25%
CSX Corp.	39,000	870,090

TOTAL COMMON STOCKS (Cost - $51,359,588)		65,396,290

EXCHANGE TRADED FUNDS - 5.28%
EQUITY FUNDS - 5.28%
iShares Nasdaq Biotechnology Index Fund	18,500	2,319,715
ProShares Ultra Russell 2000	10,000	421,700
ProShares Ultra S&P 500	16,000	918,720

TOTAL EXCHANGE TRADED FUNDS (Cost - $2,766,451)		3,660,135

SHORT-TERM INVESTMENTS - 0.66%
MONEY MARKET FUND - 0.66%
Invesco Short-Term Investments Trust Treasury Portfolio,
Institutional Class, 0.02% + (Cost - $454,981)	454,981	454,981

TOTAL INVESTMENTS - 100.21% (Cost - $54,581,020) (a)		$ 69,511,406
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.21%)		(147,832)
TOTAL NET ASSETS - 100.00%		$ 69,363,574
*Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on April 30, 2012.
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$ 15,378,131
Unrealized depreciation		(447,745)
Net unrealized appreciation		$ 14,930,386

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 65,396,290	$ -	$ -	$ 65,396,290
Exchange-Traded Funds	3,660,135	-	-	3,660,135
Short-Term Investments	454,981	-	-	454,981
Total	$ 69,511,406	$ -	$ -	$ 69,511,406

There were no transfers between Level 1 or Level 2 during the current period presented. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

06/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

06/27/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date  06/27/12